Non-Cash Financing and Investing Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non Cash Financing and Investing Activities (Textual) [Abstract]
Non-cash investing activity	$ 4,000
Total purchase price	11,539
Payments for deposits	1,900
Non-cash financing activity		$ 0	$ 0